DERIVATIVE INSTRUMENTS (Schedule of Fair Value of Derivative Instruments) (Details) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Foreign Exchange Forward Contract [Member] | Other current assets (liabilities) [Member]
Derivative [Line Items]
Fair value of derivative instruments, assets	[1]	$ 42

[1]	The Company entered into foreign currency forward contract for receivables which were nominated in BRL and measured at fair value. This derivative instrument was not designated as a hedge. The change in the fair value of the forward contract was recorded in financial expense (income) in the statement of profit and loss in the amount of $42 for the year ended December 31, 2020. The forward contract will mature in 2021.